TARGET ASSET ALLOCATION FUNDS

Gateway Center Three, 4th floor

100 Mulberry Street

Newark, New Jersey 07102-4077

October 1, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	485(b) Filing for Target Asset Allocation Funds

Securities Act File No. 333-60561

Investment Company Act File No. 811-08915

Dear Sir or Madam:

We are filing today via EDGAR a Post-Effective Amendment under Rule 485(b) to the Registration Statement of the above-referenced Registrant. This Post-Effective Amendment designates October 1, 2009 as its effective date.           As counsel to the Registrant, I represent that the instant Rule 485(b) filing does not contain disclosures that render the filing ineligible to become effective under Rule 485(b). Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary